Revenue - Schedule of Sales of Goods by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 64,067	$ 55,531	$ 51,366
% of sales of goods	100.00%	100.00%	100.00%
Brassiere [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 54,801	$ 51,140	$ 47,577
% of sales of goods	85.54%	92.09%	92.62%
Top [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 2,661
% of sales of goods	4.15%
Panty [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 1,271	$ 775	$ 188
% of sales of goods	1.98%	1.40%	0.37%
Bodysuit [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 1,730	$ 2,967	$ 3,601
% of sales of goods	2.70%	5.34%	7.01%
Swimsuit [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 2,697	$ 211
% of sales of goods	4.21%	0.38%
Dress [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 39	$ 307
% of sales of goods	0.06%	0.55%
Others [Member]
Revenue - Schedule of Sales of Goods by Product (Details) [Line Items]
Sales of goods	$ 868	$ 131
% of sales of goods	1.35%	0.24%